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                    SUPPLEMENT DATED MARCH 30, 2019 TO THE

            PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED) FOR

                  FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY

                                  THROUGH ITS

            METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS FOR THE ABOVE-REFERENCED VARIABLE ANNUITY CONTRACTS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Beginning on and after April 29, 2019, the following Investment Divisions ("Divisions") will no longer be available for subsequent premium payments or transfers of assets. All references in the prospectus to the Divisions listed below are deleted effective April 29, 2019:

Fidelity(R) Variable Insurance Products - VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund - Class 2
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio - Class I
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio - Class I